Equity (Details) $ / shares in Units, ¥ in Millions					1 Months Ended	12 Months Ended
	Nov. 26, 2021 USD ($) shares	Apr. 21, 2021 USD ($) shares	Mar. 19, 2021 USD ($) $ / shares shares	Nov. 06, 2020	Oct. 21, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥) shares	Sep. 21, 2021 shares	Aug. 16, 2019 shares
Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)						450,000,000	450,000,000		450,000,000
Preferred shares, authorized (in Shares)						50,000,000	50,000,000		50,000,000
Reverse stock split, description				On November 6, 2020, the Company effected a reverse stock split of its Ordinary Shares at a ratio of 1-for-3 pursuant to which all existing shareholders of record on that date surrendered an aggregate of 42,298,849 Ordinary Shares, or 66.67% of the then outstanding Ordinary Shares to the Company for no consideration.
Ordinary share | $						$ 2,568	$ 2,115
Ordinary share par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Over allotment option (in Shares)			427,143
Warrant exercise price (in Dollars per share) | $ / shares						$ 9.1
Preferred shares, issued (in Shares)						750,000	750,000		750,000
Preferred stock, par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Common stock, issued (in Shares)						25,677,965	21,149,425		25,677,965
Fair value | $		$ 770,000
Closing stock price | $		$ 7.7
Restricted stock units (in Shares)	80,000
Ordinary shares vested (in Shares)	20,000
Fair value vested | $	$ 201,200
Fair value closing stock price (in Shares)	10.06
RSU Percentage						25.00%
Share-based compensation expense | $						$ 971,200
Paid in capital and statutory reserve | $						$ 41,224,415	$ 14,567,851
Common Stock [Member]
Equity (Details) [Line Items]
Ordinary shares issued and outstanding (in Shares)						60,000,000
Share issued (in Shares)							1,149,425
Aggregated proceeds | $					$ 10,000,000
Common stock, issued (in Shares)		100,000								4,000,000
Underwriters warrants [Member]
Equity (Details) [Line Items]
Aggregate percentage			10.00%
Warrants outstanding term			5 years
Aggregate ordinary share (in Shares)						137,111
Ordinary share period						5 days
Market price (in Dollars per share) | $ / shares						$ 13.402
Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred shares, authorized (in Shares)						50,000,000			50,000,000
Preferred shares, issued (in Shares)						750,000			750,000
Preferred stock, par value (in Dollars per share) | $ / shares						$ 0.0001
Statutory reserve [Member]
Equity (Details) [Line Items]
Registered capital amount						$ 2,000,000			¥ 14
Statutory reserve | $						$ 394,541
Minimum [Member] | Statutory reserve [Member]
Equity (Details) [Line Items]
Statutory surplus reserve percentage						10.00%
Maximum [Member] | Statutory reserve [Member]
Equity (Details) [Line Items]
Statutory surplus reserve percentage						50.00%
IPO [Member]
Equity (Details) [Line Items]
Ordinary share | $			$ 3,714,286
Ordinary share par value (in Dollars per share) | $ / shares			$ 0.0001
Price per share (in Dollars per share) | $ / shares			$ 7
Additional ordinary share | $			$ 557,143
Ordinary shares, price per share (in Dollars per share) | $ / shares			$ 7
Underwriting discounts and expenses | $			$ 25,700,000
Market price (in Dollars per share) | $ / shares			$ 0.0001
CAYMAN ISLANDS | Common Stock [Member]
Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)											450,000,000
Preferred shares, authorized (in Shares)											50,000,000
Investor [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Share issued (in Shares)					3,448,274